CECL (Details 10) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	SFr 58,955
Origination in current year-1	35,215
Origination in current year-2	23,170
Origination in current year-3	13,022
Origination in current year-4	16,565
Origination 5 years or more	59,026
Total term loans	205,953
Revolving loans	76,178
Financing Receivable, before Allowance for Credit Loss and Fee	SFr 282,131	SFr 285,179
Date when internal ratings were last updated	2012
Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	SFr 39,082
Origination in current year-1	24,471
Origination in current year-2	15,690
Origination in current year-3	9,358
Origination in current year-4	13,678
Origination 5 years or more	50,017
Total term loans	152,296
Revolving loans	62,282
Financing Receivable, before Allowance for Credit Loss and Fee	214,578	217,017
Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	19,257
Origination in current year-1	10,514
Origination in current year-2	7,119
Origination in current year-3	3,471
Origination in current year-4	2,734
Origination 5 years or more	8,589
Total term loans	51,684
Revolving loans	13,173
Financing Receivable, before Allowance for Credit Loss and Fee	64,857	66,222
Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	616
Origination in current year-1	230
Origination in current year-2	361
Origination in current year-3	193
Origination in current year-4	153
Origination 5 years or more	420
Total term loans	1,973
Revolving loans	723
Financing Receivable, before Allowance for Credit Loss and Fee	2,696	1,940
Corporate and institutional
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	32,940
Origination in current year-1	17,217
Origination in current year-2	10,836
Origination in current year-3	4,680
Origination in current year-4	4,214
Origination 5 years or more	14,672
Total term loans	84,559
Revolving loans	29,710
Financing Receivable, before Allowance for Credit Loss and Fee	114,269	114,712
Corporate and institutional | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	17,338
Origination in current year-1	8,861
Origination in current year-2	4,670
Origination in current year-3	2,129
Origination in current year-4	2,511
Origination 5 years or more	9,488
Total term loans	44,997
Revolving loans	19,677
Financing Receivable, before Allowance for Credit Loss and Fee	64,674	65,047
Corporate and institutional | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	15,143
Origination in current year-1	8,174
Origination in current year-2	5,886
Origination in current year-3	2,419
Origination in current year-4	1,636
Origination 5 years or more	5,021
Total term loans	38,279
Revolving loans	9,499
Financing Receivable, before Allowance for Credit Loss and Fee	47,778	48,385
Corporate and institutional | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	459
Origination in current year-1	182
Origination in current year-2	280
Origination in current year-3	132
Origination in current year-4	67
Origination 5 years or more	163
Total term loans	1,283
Revolving loans	534
Financing Receivable, before Allowance for Credit Loss and Fee	1,817	1,280
Corporate and institutional | Real estate
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	8,952
Origination in current year-1	4,513
Origination in current year-2	3,006
Origination in current year-3	1,451
Origination in current year-4	1,901
Origination 5 years or more	7,120
Total term loans	26,943
Revolving loans	1,268
Financing Receivable, before Allowance for Credit Loss and Fee	28,211	28,323
Corporate and institutional | Real estate | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	6,054
Origination in current year-1	2,902
Origination in current year-2	1,849
Origination in current year-3	1,033
Origination in current year-4	1,591
Origination 5 years or more	5,982
Total term loans	19,411
Revolving loans	1,027
Financing Receivable, before Allowance for Credit Loss and Fee	20,438	20,524
Corporate and institutional | Real estate | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	2,792
Origination in current year-1	1,611
Origination in current year-2	1,133
Origination in current year-3	346
Origination in current year-4	285
Origination 5 years or more	1,105
Total term loans	7,272
Revolving loans	172
Financing Receivable, before Allowance for Credit Loss and Fee	7,444	7,674
Corporate and institutional | Real estate | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	106
Origination in current year-1	0
Origination in current year-2	24
Origination in current year-3	72
Origination in current year-4	25
Origination 5 years or more	33
Total term loans	260
Revolving loans	69
Financing Receivable, before Allowance for Credit Loss and Fee	329	125
Corporate and institutional | Commercial and industrial loans
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	19,655
Origination in current year-1	10,395
Origination in current year-2	6,349
Origination in current year-3	3,005
Origination in current year-4	2,079
Origination 5 years or more	6,795
Total term loans	48,278
Revolving loans	22,285
Financing Receivable, before Allowance for Credit Loss and Fee	70,563	69,720
Corporate and institutional | Commercial and industrial loans | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	7,724
Origination in current year-1	3,851
Origination in current year-2	1,781
Origination in current year-3	964
Origination in current year-4	809
Origination 5 years or more	2,830
Total term loans	17,959
Revolving loans	12,913
Financing Receivable, before Allowance for Credit Loss and Fee	30,872	30,090
Corporate and institutional | Commercial and industrial loans | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	11,621
Origination in current year-1	6,411
Origination in current year-2	4,321
Origination in current year-3	1,981
Origination in current year-4	1,248
Origination 5 years or more	3,837
Total term loans	29,419
Revolving loans	8,908
Financing Receivable, before Allowance for Credit Loss and Fee	38,327	38,522
Corporate and institutional | Commercial and industrial loans | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	310
Origination in current year-1	133
Origination in current year-2	247
Origination in current year-3	60
Origination in current year-4	22
Origination 5 years or more	128
Total term loans	900
Revolving loans	464
Financing Receivable, before Allowance for Credit Loss and Fee	1,364	1,108
Corporate and institutional | Financial institutions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	4,126
Origination in current year-1	2,144
Origination in current year-2	1,401
Origination in current year-3	189
Origination in current year-4	159
Origination 5 years or more	328
Total term loans	8,347
Revolving loans	6,138
Financing Receivable, before Allowance for Credit Loss and Fee	14,485	15,436
Corporate and institutional | Financial institutions | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	3,386
Origination in current year-1	1,973
Origination in current year-2	960
Origination in current year-3	97
Origination in current year-4	37
Origination 5 years or more	288
Total term loans	6,741
Revolving loans	5,718
Financing Receivable, before Allowance for Credit Loss and Fee	12,459	13,267
Corporate and institutional | Financial institutions | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	697
Origination in current year-1	132
Origination in current year-2	432
Origination in current year-3	92
Origination in current year-4	102
Origination 5 years or more	38
Total term loans	1,493
Revolving loans	419
Financing Receivable, before Allowance for Credit Loss and Fee	1,912	2,122
Corporate and institutional | Financial institutions | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	43
Origination in current year-1	39
Origination in current year-2	9
Origination in current year-3	0
Origination in current year-4	20
Origination 5 years or more	2
Total term loans	113
Revolving loans	1
Financing Receivable, before Allowance for Credit Loss and Fee	114	47
Corporate and institutional | Governments and public institutions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	207
Origination in current year-1	165
Origination in current year-2	80
Origination in current year-3	35
Origination in current year-4	75
Origination 5 years or more	429
Total term loans	991
Revolving loans	19
Financing Receivable, before Allowance for Credit Loss and Fee	1,010	1,233
Corporate and institutional | Governments and public institutions | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	174
Origination in current year-1	135
Origination in current year-2	80
Origination in current year-3	35
Origination in current year-4	74
Origination 5 years or more	388
Total term loans	886
Revolving loans	19
Financing Receivable, before Allowance for Credit Loss and Fee	905	1,166
Corporate and institutional | Governments and public institutions | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	33
Origination in current year-1	20
Origination in current year-2	0
Origination in current year-3	0
Origination in current year-4	1
Origination 5 years or more	41
Total term loans	95
Revolving loans	0
Financing Receivable, before Allowance for Credit Loss and Fee	95	67
Corporate and institutional | Governments and public institutions | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	0
Origination in current year-1	10
Origination in current year-2	0
Origination in current year-3	0
Origination in current year-4	0
Origination 5 years or more	0
Total term loans	10
Revolving loans	0
Financing Receivable, before Allowance for Credit Loss and Fee	10	0
Consumer
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	26,015
Origination in current year-1	17,998
Origination in current year-2	12,334
Origination in current year-3	8,342
Origination in current year-4	12,351
Origination 5 years or more	44,354
Total term loans	121,394
Revolving loans	46,468
Financing Receivable, before Allowance for Credit Loss and Fee	167,862	170,467
Consumer | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	21,744
Origination in current year-1	15,610
Origination in current year-2	11,020
Origination in current year-3	7,229
Origination in current year-4	11,167
Origination 5 years or more	40,529
Total term loans	107,299
Revolving loans	42,605
Financing Receivable, before Allowance for Credit Loss and Fee	149,904	151,970
Consumer | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	4,114
Origination in current year-1	2,340
Origination in current year-2	1,233
Origination in current year-3	1,052
Origination in current year-4	1,098
Origination 5 years or more	3,568
Total term loans	13,405
Revolving loans	3,674
Financing Receivable, before Allowance for Credit Loss and Fee	17,079	17,837
Consumer | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	157
Origination in current year-1	48
Origination in current year-2	81
Origination in current year-3	61
Origination in current year-4	86
Origination 5 years or more	257
Total term loans	690
Revolving loans	189
Financing Receivable, before Allowance for Credit Loss and Fee	879	660
Consumer | Mortgages
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	20,432
Origination in current year-1	15,609
Origination in current year-2	11,232
Origination in current year-3	7,988
Origination in current year-4	11,941
Origination 5 years or more	42,988
Total term loans	110,190
Revolving loans	1,080
Financing Receivable, before Allowance for Credit Loss and Fee	111,270	109,671
Consumer | Mortgages | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	18,765
Origination in current year-1	14,072
Origination in current year-2	10,242
Origination in current year-3	7,087
Origination in current year-4	10,951
Origination 5 years or more	39,918
Total term loans	101,035
Revolving loans	528
Financing Receivable, before Allowance for Credit Loss and Fee	101,563	99,677
Consumer | Mortgages | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1,664
Origination in current year-1	1,511
Origination in current year-2	932
Origination in current year-3	857
Origination in current year-4	914
Origination 5 years or more	2,854
Total term loans	8,732
Revolving loans	548
Financing Receivable, before Allowance for Credit Loss and Fee	9,280	9,629
Consumer | Mortgages | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	3
Origination in current year-1	26
Origination in current year-2	58
Origination in current year-3	44
Origination in current year-4	76
Origination 5 years or more	216
Total term loans	423
Revolving loans	4
Financing Receivable, before Allowance for Credit Loss and Fee	427	365
Consumer | Loans collateralized by securities
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	3,378
Origination in current year-1	1,343
Origination in current year-2	563
Origination in current year-3	102
Origination in current year-4	327
Origination 5 years or more	1,185
Total term loans	6,898
Revolving loans	44,891
Financing Receivable, before Allowance for Credit Loss and Fee	51,789	56,425
Consumer | Loans collateralized by securities | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1,682
Origination in current year-1	1,019
Origination in current year-2	499
Origination in current year-3	61
Origination in current year-4	200
Origination 5 years or more	563
Total term loans	4,024
Revolving loans	41,749
Financing Receivable, before Allowance for Credit Loss and Fee	45,773	50,766
Consumer | Loans collateralized by securities | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1,547
Origination in current year-1	324
Origination in current year-2	64
Origination in current year-3	41
Origination in current year-4	127
Origination 5 years or more	622
Total term loans	2,725
Revolving loans	3,038
Financing Receivable, before Allowance for Credit Loss and Fee	5,763	5,531
Consumer | Loans collateralized by securities | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	149
Origination in current year-1	0
Origination in current year-2	0
Origination in current year-3	0
Origination in current year-4	0
Origination 5 years or more	0
Total term loans	149
Revolving loans	104
Financing Receivable, before Allowance for Credit Loss and Fee	253	128
Consumer | Consumer finance
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	2,205
Origination in current year-1	1,046
Origination in current year-2	539
Origination in current year-3	252
Origination in current year-4	83
Origination 5 years or more	181
Total term loans	4,306
Revolving loans	497
Financing Receivable, before Allowance for Credit Loss and Fee	4,803	4,371
Consumer | Consumer finance | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1,297
Origination in current year-1	519
Origination in current year-2	279
Origination in current year-3	81
Origination in current year-4	16
Origination 5 years or more	48
Total term loans	2,240
Revolving loans	328
Financing Receivable, before Allowance for Credit Loss and Fee	2,568	1,527
Consumer | Consumer finance | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	903
Origination in current year-1	505
Origination in current year-2	237
Origination in current year-3	154
Origination in current year-4	57
Origination 5 years or more	92
Total term loans	1,948
Revolving loans	88
Financing Receivable, before Allowance for Credit Loss and Fee	2,036	2,677
Consumer | Consumer finance | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	5
Origination in current year-1	22
Origination in current year-2	23
Origination in current year-3	17
Origination in current year-4	10
Origination 5 years or more	41
Total term loans	118
Revolving loans	81
Financing Receivable, before Allowance for Credit Loss and Fee	199	167
Bank
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	58,955
Origination in current year-1	35,215
Origination in current year-2	23,170
Origination in current year-3	13,022
Origination in current year-4	16,565
Origination 5 years or more	59,014
Total term loans	205,941
Revolving loans	76,178
Financing Receivable, before Allowance for Credit Loss and Fee	290,563	292,425
Bank | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	39,082
Origination in current year-1	24,471
Origination in current year-2	15,690
Origination in current year-3	9,358
Origination in current year-4	13,678
Origination 5 years or more	50,017
Total term loans	152,296
Revolving loans	62,282
Financing Receivable, before Allowance for Credit Loss and Fee	223,022	224,275
Bank | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	19,257
Origination in current year-1	10,514
Origination in current year-2	7,119
Origination in current year-3	3,471
Origination in current year-4	2,734
Origination 5 years or more	8,589
Total term loans	51,684
Revolving loans	13,173
Financing Receivable, before Allowance for Credit Loss and Fee	64,857	66,222
Bank | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	616
Origination in current year-1	230
Origination in current year-2	361
Origination in current year-3	193
Origination in current year-4	153
Origination 5 years or more	408
Total term loans	1,961
Revolving loans	723
Financing Receivable, before Allowance for Credit Loss and Fee	2,684	1,928
Bank | Corporate and institutional
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	32,940
Origination in current year-1	17,217
Origination in current year-2	10,836
Origination in current year-3	4,680
Origination in current year-4	4,214
Origination 5 years or more	14,660
Total term loans	84,547
Revolving loans	29,710
Financing Receivable, before Allowance for Credit Loss and Fee	114,257	121,958
Bank | Corporate and institutional | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	17,338
Origination in current year-1	8,861
Origination in current year-2	4,670
Origination in current year-3	2,129
Origination in current year-4	2,511
Origination 5 years or more	9,488
Total term loans	44,997
Revolving loans	19,677
Financing Receivable, before Allowance for Credit Loss and Fee	64,674	72,305
Bank | Corporate and institutional | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	15,143
Origination in current year-1	8,174
Origination in current year-2	5,886
Origination in current year-3	2,419
Origination in current year-4	1,636
Origination 5 years or more	5,021
Total term loans	38,279
Revolving loans	9,499
Financing Receivable, before Allowance for Credit Loss and Fee	47,778	48,385
Bank | Corporate and institutional | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	459
Origination in current year-1	182
Origination in current year-2	280
Origination in current year-3	132
Origination in current year-4	67
Origination 5 years or more	151
Total term loans	1,271
Revolving loans	534
Financing Receivable, before Allowance for Credit Loss and Fee	1,805	1,268
Bank | Corporate and institutional | Real estate
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	8,952
Origination in current year-1	4,513
Origination in current year-2	3,006
Origination in current year-3	1,451
Origination in current year-4	1,901
Origination 5 years or more	7,120
Total term loans	26,943
Revolving loans	1,268
Financing Receivable, before Allowance for Credit Loss and Fee	28,211	28,323
Bank | Corporate and institutional | Real estate | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	6,054
Origination in current year-1	2,902
Origination in current year-2	1,849
Origination in current year-3	1,033
Origination in current year-4	1,591
Origination 5 years or more	5,982
Total term loans	19,411
Revolving loans	1,027
Financing Receivable, before Allowance for Credit Loss and Fee	20,438	20,524
Bank | Corporate and institutional | Real estate | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	2,792
Origination in current year-1	1,611
Origination in current year-2	1,133
Origination in current year-3	346
Origination in current year-4	285
Origination 5 years or more	1,105
Total term loans	7,272
Revolving loans	172
Financing Receivable, before Allowance for Credit Loss and Fee	7,444	7,674
Bank | Corporate and institutional | Real estate | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	106
Origination in current year-1	0
Origination in current year-2	24
Origination in current year-3	72
Origination in current year-4	25
Origination 5 years or more	33
Total term loans	260
Revolving loans	69
Financing Receivable, before Allowance for Credit Loss and Fee	329	125
Bank | Corporate and institutional | Commercial and industrial loans
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	19,655
Origination in current year-1	10,395
Origination in current year-2	6,349
Origination in current year-3	3,005
Origination in current year-4	2,079
Origination 5 years or more	6,783
Total term loans	48,266
Revolving loans	22,285
Financing Receivable, before Allowance for Credit Loss and Fee	70,551	70,321
Bank | Corporate and institutional | Commercial and industrial loans | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	7,724
Origination in current year-1	3,851
Origination in current year-2	1,781
Origination in current year-3	964
Origination in current year-4	809
Origination 5 years or more	2,830
Total term loans	17,959
Revolving loans	12,913
Financing Receivable, before Allowance for Credit Loss and Fee	30,872	30,703
Bank | Corporate and institutional | Commercial and industrial loans | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	11,621
Origination in current year-1	6,411
Origination in current year-2	4,321
Origination in current year-3	1,981
Origination in current year-4	1,248
Origination 5 years or more	3,837
Total term loans	29,419
Revolving loans	8,908
Financing Receivable, before Allowance for Credit Loss and Fee	38,327	38,522
Bank | Corporate and institutional | Commercial and industrial loans | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	310
Origination in current year-1	133
Origination in current year-2	247
Origination in current year-3	60
Origination in current year-4	22
Origination 5 years or more	116
Total term loans	888
Revolving loans	464
Financing Receivable, before Allowance for Credit Loss and Fee	1,352	1,096
Bank | Corporate and institutional | Financial institutions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	4,126
Origination in current year-1	2,144
Origination in current year-2	1,401
Origination in current year-3	189
Origination in current year-4	159
Origination 5 years or more	328
Total term loans	8,347
Revolving loans	6,138
Financing Receivable, before Allowance for Credit Loss and Fee	14,485	22,081
Bank | Corporate and institutional | Financial institutions | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	3,386
Origination in current year-1	1,973
Origination in current year-2	960
Origination in current year-3	97
Origination in current year-4	37
Origination 5 years or more	288
Total term loans	6,741
Revolving loans	5,718
Financing Receivable, before Allowance for Credit Loss and Fee	12,459	19,912
Bank | Corporate and institutional | Financial institutions | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	697
Origination in current year-1	132
Origination in current year-2	432
Origination in current year-3	92
Origination in current year-4	102
Origination 5 years or more	38
Total term loans	1,493
Revolving loans	419
Financing Receivable, before Allowance for Credit Loss and Fee	1,912	2,122
Bank | Corporate and institutional | Financial institutions | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	43
Origination in current year-1	39
Origination in current year-2	9
Origination in current year-3	0
Origination in current year-4	20
Origination 5 years or more	2
Total term loans	113
Revolving loans	1
Financing Receivable, before Allowance for Credit Loss and Fee	114	47
Bank | Corporate and institutional | Governments and public institutions
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	207
Origination in current year-1	165
Origination in current year-2	80
Origination in current year-3	35
Origination in current year-4	75
Origination 5 years or more	429
Total term loans	991
Revolving loans	19
Financing Receivable, before Allowance for Credit Loss and Fee	1,010	1,233
Bank | Corporate and institutional | Governments and public institutions | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	174
Origination in current year-1	135
Origination in current year-2	80
Origination in current year-3	35
Origination in current year-4	74
Origination 5 years or more	388
Total term loans	886
Revolving loans	19
Financing Receivable, before Allowance for Credit Loss and Fee	905	1,166
Bank | Corporate and institutional | Governments and public institutions | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	33
Origination in current year-1	20
Origination in current year-2	0
Origination in current year-3	0
Origination in current year-4	1
Origination 5 years or more	41
Total term loans	95
Revolving loans	0
Financing Receivable, before Allowance for Credit Loss and Fee	95	67
Bank | Corporate and institutional | Governments and public institutions | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	0
Origination in current year-1	10
Origination in current year-2	0
Origination in current year-3	0
Origination in current year-4	0
Origination 5 years or more	0
Total term loans	10
Revolving loans	0
Financing Receivable, before Allowance for Credit Loss and Fee	10	0
Bank | Consumer
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	26,015
Origination in current year-1	17,998
Origination in current year-2	12,334
Origination in current year-3	8,342
Origination in current year-4	12,351
Origination 5 years or more	44,354
Total term loans	121,394
Revolving loans	46,468
Financing Receivable, before Allowance for Credit Loss and Fee	167,862	170,467
Bank | Consumer | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	21,744
Origination in current year-1	15,610
Origination in current year-2	11,020
Origination in current year-3	7,229
Origination in current year-4	11,167
Origination 5 years or more	40,529
Total term loans	107,299
Revolving loans	42,605
Financing Receivable, before Allowance for Credit Loss and Fee	149,904	151,970
Bank | Consumer | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	4,114
Origination in current year-1	2,340
Origination in current year-2	1,233
Origination in current year-3	1,052
Origination in current year-4	1,098
Origination 5 years or more	3,568
Total term loans	13,405
Revolving loans	3,674
Financing Receivable, before Allowance for Credit Loss and Fee	17,079	17,837
Bank | Consumer | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	157
Origination in current year-1	48
Origination in current year-2	81
Origination in current year-3	61
Origination in current year-4	86
Origination 5 years or more	257
Total term loans	690
Revolving loans	189
Financing Receivable, before Allowance for Credit Loss and Fee	879	660
Bank | Consumer | Mortgages
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	20,432
Origination in current year-1	15,609
Origination in current year-2	11,232
Origination in current year-3	7,988
Origination in current year-4	11,941
Origination 5 years or more	42,988
Total term loans	110,190
Revolving loans	1,080
Financing Receivable, before Allowance for Credit Loss and Fee	111,270	109,671
Bank | Consumer | Mortgages | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	18,765
Origination in current year-1	14,072
Origination in current year-2	10,242
Origination in current year-3	7,087
Origination in current year-4	10,951
Origination 5 years or more	39,918
Total term loans	101,035
Revolving loans	528
Financing Receivable, before Allowance for Credit Loss and Fee	101,563	99,677
Bank | Consumer | Mortgages | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1,664
Origination in current year-1	1,511
Origination in current year-2	932
Origination in current year-3	857
Origination in current year-4	914
Origination 5 years or more	2,854
Total term loans	8,732
Revolving loans	548
Financing Receivable, before Allowance for Credit Loss and Fee	9,280	9,629
Bank | Consumer | Mortgages | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	3
Origination in current year-1	26
Origination in current year-2	58
Origination in current year-3	44
Origination in current year-4	76
Origination 5 years or more	216
Total term loans	423
Revolving loans	4
Financing Receivable, before Allowance for Credit Loss and Fee	427	365
Bank | Consumer | Loans collateralized by securities
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	3,378
Origination in current year-1	1,343
Origination in current year-2	563
Origination in current year-3	102
Origination in current year-4	327
Origination 5 years or more	1,185
Total term loans	6,898
Revolving loans	44,891
Financing Receivable, before Allowance for Credit Loss and Fee	51,789	56,425
Bank | Consumer | Loans collateralized by securities | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1,682
Origination in current year-1	1,019
Origination in current year-2	499
Origination in current year-3	61
Origination in current year-4	200
Origination 5 years or more	563
Total term loans	4,024
Revolving loans	41,749
Financing Receivable, before Allowance for Credit Loss and Fee	45,773	50,766
Bank | Consumer | Loans collateralized by securities | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1,547
Origination in current year-1	324
Origination in current year-2	64
Origination in current year-3	41
Origination in current year-4	127
Origination 5 years or more	622
Total term loans	2,725
Revolving loans	3,038
Financing Receivable, before Allowance for Credit Loss and Fee	5,763	5,531
Bank | Consumer | Loans collateralized by securities | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	149
Origination in current year-1	0
Origination in current year-2	0
Origination in current year-3	0
Origination in current year-4	0
Origination 5 years or more	0
Total term loans	149
Revolving loans	104
Financing Receivable, before Allowance for Credit Loss and Fee	253	128
Bank | Consumer | Consumer finance
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	2,205
Origination in current year-1	1,046
Origination in current year-2	539
Origination in current year-3	252
Origination in current year-4	83
Origination 5 years or more	181
Total term loans	4,306
Revolving loans	497
Financing Receivable, before Allowance for Credit Loss and Fee	4,803	4,371
Bank | Consumer | Consumer finance | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	1,297
Origination in current year-1	519
Origination in current year-2	279
Origination in current year-3	81
Origination in current year-4	16
Origination 5 years or more	48
Total term loans	2,240
Revolving loans	328
Financing Receivable, before Allowance for Credit Loss and Fee	2,568	1,527
Bank | Consumer | Consumer finance | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	903
Origination in current year-1	505
Origination in current year-2	237
Origination in current year-3	154
Origination in current year-4	57
Origination 5 years or more	92
Total term loans	1,948
Revolving loans	88
Financing Receivable, before Allowance for Credit Loss and Fee	2,036	2,677
Bank | Consumer | Consumer finance | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Origination in current year	5
Origination in current year-1	22
Origination in current year-2	23
Origination in current year-3	17
Origination in current year-4	10
Origination 5 years or more	41
Total term loans	118
Revolving loans	81
Financing Receivable, before Allowance for Credit Loss and Fee	199	SFr 167
Bank | Total loans to third parties
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	282,119
Bank | Total loans to third parties | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	214,578
Bank | Total loans to third parties | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	64,857
Bank | Total loans to third parties | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	2,684
Bank | Total loans to entities under common control
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	8,444
Bank | Total loans to entities under common control | Investment grade | AAA to BBB
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	8,444
Bank | Total loans to entities under common control | Non-investment grade | BB to C
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	0
Bank | Total loans to entities under common control | Non-investment grade | D
Loans Held At Amortized Cost, Amortized Cost [Line Items]
Financing Receivable, before Allowance for Credit Loss and Fee	SFr 0